OTHER NON-CURRENT ASSETS (Details) - CNY (¥) ¥ in Millions	Dec. 31, 2018	Dec. 31, 2017
OTHER NON-CURRENT ASSETS [abstract]
Specified dismantlement fund accounts	¥ 8,100	¥ 7,555